Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Impaired Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related allowance		$ 4
Recorded investment	321	323
Unpaid principal balance	328	329
Average recorded investment	321	536
Interest income recognized	5	25
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	171	172
Unpaid principal balance, with no related allowance recorded	178	178
Average recorded investment, with no related allowance recorded	171	178
Interest income recognized, with no related allowance recorded	1
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment	171	172
Unpaid principal balance	178	178
Average recorded investment	171	178
Interest income recognized	1
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	19	19
Unpaid principal balance, with no related allowance recorded	19	19
Average recorded investment, with no related allowance recorded	19	225
Interest income recognized, with no related allowance recorded	3	13
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment	19	19
Unpaid principal balance	19	19
Average recorded investment	19	225
Interest income recognized	3	13
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Recorded investment, with no related allowance recorded	131
Unpaid principal balance, with no related allowance recorded	131
Average recorded investment, with no related allowance recorded	131
Interest income recognized, with no related allowance recorded	1
Recorded investment, with an allowance recorded		132
Unpaid principal balance, with an allowance recorded		132
Related allowance		4
Average recorded investment, with an allowance recorded		133
Interest income recognized, with an allowance recorded		12
Recorded investment	131	132
Unpaid principal balance	131	132
Average recorded investment	131	133
Interest income recognized	1	12
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized